BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Impact of adoption of IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	[1]
Property and equipment
Property and equipment	$ 7,194			$ 4,932
Intangible assets	1,729		$ 1,839	1,854
Goodwill	3,971		3,816	3,816
Deferred tax assets	139		197	197
Other financial assets	154		192	193
Total non-current assets	13,187		12,928	10,992
Current assets
Trade and other receivables	654		577	577
Other current assets			2,455
Total current assets			3,032
Assets classified as held for sale			21
Total assets	16,519		15,981	14,102
Equity
Equity attributable to equity owners of the parent	4,000		3,667	3,670
Non-controlling interests	(1,010)		(892)	(891)
Total equity	2,990	$ 3,035	2,775	2,779	$ 2,946	$ 3,578	$ 3,947		$ 3,890
Non-current liabilities
Financial liabilities	7,777		6,522	6,567
Provisions	126		110	110
Lease liabilities			1,638
Deferred tax liabilities	156		180	180
Other liabilities	42		44	53
Total non-current liabilities	8,101		8,494	6,910
Current liabilities
Trade and other payables	1,565		1,378	1,432
Financial liabilities	2,296		1,283	1,289
Lease liabilities			361
Provisions	190		395	234
Other liabilities	1,227		1,287	1,258
Total current liabilities			4,704
Liabilities associated with assets held for sale	6		8	4
Total equity and liabilities	$ 16,519		$ 15,981	14,102
Weighted-average incremental rate applied to lease liabilities recognized at January 1, 2019			9.62%
Adjusted EBITDA pre-IFRS 16
Property and equipment
Intangible assets				1,854
Goodwill				3,816
Deferred tax assets				197
Other financial assets				193
Total non-current assets				10,992
Current assets
Trade and other receivables				577
Other current assets				2,516
Total current assets				3,093
Assets classified as held for sale				17
Total assets				14,102
Equity
Equity attributable to equity owners of the parent				3,670
Non-controlling interests				(891)
Total equity				2,779
Non-current liabilities
Financial liabilities				6,567
Provisions				110
Deferred tax liabilities				180
Other liabilities				53
Total non-current liabilities				6,910
Current liabilities
Trade and other payables				1,432
Financial liabilities				1,289
Provisions				398
Other liabilities				1,290
Total current liabilities				4,409
Liabilities associated with assets held for sale				4
Total equity and liabilities				14,102
IFRS 16 | Impact of IFRS 16
Property and equipment
Intangible assets			$ (15)
Goodwill			0
Deferred tax assets			0
Other financial assets			(1)
Total non-current assets			1,936
Current assets
Trade and other receivables			0
Other current assets			(61)
Total current assets			(61)
Assets classified as held for sale			4
Total assets			1,879
Equity
Equity attributable to equity owners of the parent			(3)
Non-controlling interests			(1)
Total equity			(4)
Non-current liabilities
Financial liabilities			(45)
Provisions			0
Lease liabilities			1,638
Deferred tax liabilities			0
Other liabilities			(9)
Total non-current liabilities			1,584
Current liabilities
Trade and other payables			(54)
Financial liabilities			(6)
Lease liabilities			361
Provisions			(3)
Other liabilities			(3)
Total current liabilities			295
Liabilities associated with assets held for sale			4
Total equity and liabilities			1,879
Property and equipment
Property and equipment
Property and equipment			4,861
Property and equipment | Adjusted EBITDA pre-IFRS 16
Property and equipment
Property and equipment				$ 4,932
Property and equipment | IFRS 16 | Impact of IFRS 16
Property and equipment
Property and equipment			(71)
Right-of-use assets
Property and equipment
Property and equipment			2,023
Right-of-use assets | IFRS 16 | Impact of IFRS 16
Property and equipment
Property and equipment			$ 2,023

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.